Employee Benefit Plans	12 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
12.	EMPLOYEE BENEFIT PLANS

The Company has 401(k) defined contribution plan (the “401(k) Plans”) for the benefit of its employees who meet certain eligibility requirements. The Company does not offer a defined benefit plan (pension plan) nor does the Company offer any other post-retirement benefits. The 401(k) Plans cover substantially all of the Company’s full-time employees. Each participant may contribute up to 85% of his or her salary, within dollar limitations set forth by the ERISA guidelines. Effective January 1, 2018, the Company amended the 401(k) plan to increase the Company match to be 100% of the first 1% of employee contributions, plus 50% of the next 5% of employee contributions. Prior to January 1, 2018, the Company matched 50% of the first 5% of employee contributions.

The Company’s contributions to the plans totaled $2.7 million and $1.7 million, for the years ended September 30, 2019 and 2018, respectively.